Quarterly Report
February 29, 2024
MFS®  Blended Research®
Small Cap Equity Fund
BRS-Q3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 1.0%
CACI International, Inc., “A” (a)	8,471	$3,175,354
Apparel Manufacturers – 2.1%
G-III Apparel Group, Ltd. (a)	49,788	$1,656,447
Skechers USA, Inc., “A” (a)	85,037	5,256,137
		$6,912,584
Automotive – 2.5%
Methode Electronics, Inc.	118,876	$2,532,059
REV Group, Inc.	141,119	2,912,696
Titan International, Inc. (a)	25,262	322,343
Visteon Corp. (a)	20,139	2,278,124
		$8,045,222
Biotechnology – 2.8%
Adaptive Biotechnologies Corp. (a)	338,723	$1,392,152
Alector, Inc. (a)	86,320	601,650
Arcus Biosciences, Inc. (a)	44,473	850,768
Dynavax Technologies Corp. (a)	80,158	1,015,602
Exelixis, Inc. (a)	39,455	864,065
iTeos Therapeutics, Inc. (a)	59,865	641,154
Lyell Immunopharma, Inc. (a)(l)	236,865	691,646
Sana Biotechnology, Inc. (a)	188,924	1,896,797
Sangamo Therapeutics, Inc. (a)	151,705	175,978
Voyager Therapeutics, Inc. (a)	109,716	912,837
		$9,042,649
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	27,825	$714,824
GCM Grosvenor, Inc., “A”	39,399	333,710
		$1,048,534
Business Services – 5.6%
Andersons, Inc.	3,013	$166,559
BlueLinx Holdings, Inc. (a)	21,783	2,763,173
Boise Cascade Corp.	8,837	1,201,037
Insperity, Inc.	14,778	1,504,253
Medifast, Inc.	3,460	138,711
TaskUs, Inc., “A” (a)	329,164	4,387,756
TriNet Group, Inc.	39,742	5,087,373
World Fuel Services Corp.	65,258	1,589,685
Yext, Inc. (a)	228,703	1,353,922
		$18,192,469
Cable TV – 0.2%
Cable One, Inc.	1,122	$511,632
Chemicals – 2.2%
Avient Corp.	64,623	$2,615,939
Element Solutions, Inc.	188,906	4,439,291
		$7,055,230
Computer Software – 3.9%
ACI Worldwide, Inc. (a)	13,697	$450,768
Dun & Bradstreet Holdings, Inc.	131,650	1,387,591
Elastic N.V. (a)	33,318	4,458,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Nutanix, Inc. (a)	47,622	$3,007,805
Pagerduty, Inc. (a)	24,201	584,696
Sabre Corp. (a)	1,012,244	2,682,447
		$12,571,589
Computer Software - Systems – 4.6%
Adtran Holdings, Inc.	54,583	$310,577
Box, Inc., “A” (a)	138,420	3,569,852
Five9, Inc. (a)	14,619	891,759
Rapid7, Inc. (a)	74,195	4,346,343
Rimini Street, Inc. (a)	230,251	743,711
Squarespace, Inc., “A” (a)	8,617	286,774
Verint Systems, Inc. (a)	154,608	4,887,159
		$15,036,175
Construction – 4.0%
AZEK Co., Inc. (a)	88,736	$4,269,089
GMS, Inc. (a)	43,966	3,926,603
M/I Homes, Inc. (a)	1,647	209,152
Smith Douglas Homes Corp. (a)	77,695	2,240,724
Summit Materials, Inc., “A” (a)	58,901	2,515,662
		$13,161,230
Consumer Products – 4.8%
e.l.f. Beauty, Inc. (a)	32,769	$6,833,320
Herbalife Ltd. (a)	31,856	281,288
Newell Brands, Inc.	467,349	3,505,117
Prestige Consumer Healthcare, Inc. (a)	72,317	5,031,817
		$15,651,542
Consumer Services – 1.6%
Grand Canyon Education, Inc. (a)	37,329	$5,031,949
Electrical Equipment – 1.1%
Armstrong World Industries, Inc.	30,636	$3,695,008
Electronics – 4.5%
Advanced Energy Industries, Inc.	37,545	$3,799,554
Alpha and Omega Semiconductor Ltd. (a)	48,200	1,055,580
Photronics, Inc. (a)	67,218	1,935,206
Plexus Corp. (a)	35,907	3,389,621
Sanmina Corp. (a)	10,153	641,670
Silicon Laboratories, Inc. (a)	26,819	3,688,685
		$14,510,316
Energy - Independent – 1.8%
CONSOL Energy, Inc.	19,569	$1,679,411
CVR Energy, Inc.	50,531	1,676,619
Par Pacific Holdings, Inc. (a)	68,417	2,471,222
		$5,827,252
Energy - Integrated – 0.2%
National Gas Fuel Co.	12,254	$597,260
Engineering - Construction – 1.4%
APi Group, Inc. (a)	132,362	$4,639,288

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 0.3%
Cal-Maine Foods, Inc.	15,484	$890,175
WK Kellogg Co.	11,035	161,553
		$1,051,728
Forest & Paper Products – 0.6%
JELD-WEN Holding, Inc. (a)	114,698	$2,087,504
Gaming & Lodging – 1.1%
International Game Technology PLC	133,743	$3,633,797
Insurance – 2.6%
Hanover Insurance Group, Inc.	19,731	$2,594,034
Jackson Financial, Inc.	48,079	2,646,749
Voya Financial, Inc.	49,088	3,355,656
		$8,596,439
Internet – 1.9%
Cardlytics, Inc. (a)	61,573	$510,440
CarGurus, Inc. (a)	90,386	2,001,146
Cars.com, Inc. (a)	7,811	143,254
Yelp, Inc. (a)	55,770	2,143,799
ZipRecruiter, Inc., “A” (a)	117,241	1,491,305
		$6,289,944
Leisure & Toys – 1.5%
Brunswick Corp.	19,704	$1,722,130
Fox Factory Holding Corp. (a)	12,489	631,818
Funko, Inc., “A” (a)	210,057	1,478,801
Playtika Holdings Corp.	124,180	920,174
		$4,752,923
Machinery & Tools – 4.5%
Flowserve Corp.	71,139	$3,010,603
ITT, Inc.	9,205	1,161,119
Olympic Steel, Inc.	30,807	2,095,492
Regal Rexnord Corp.	25,425	4,360,133
Timken Co.	47,676	4,004,307
		$14,631,654
Major Banks – 0.3%
Comerica, Inc.	16,875	$833,287
Medical & Health Technology & Services – 3.6%
Encompass Health Corp.	57,562	$4,282,613
Health Catalyst, Inc. (a)	199,965	1,663,709
HealthEquity, Inc. (a)	66,659	5,506,700
Verdigm, Inc. (a)	38,401	230,022
		$11,683,044
Medical Equipment – 3.1%
Anika Therapeutics, Inc. (a)	36,456	$885,152
Bioventus, Inc., “A” (a)	43,596	201,849
Envista Holdings Corp. (a)	131,140	2,708,041
MiMedx Group, Inc. (a)	139,935	1,141,870
Myriad Genetics, Inc. (a)	6,807	142,470
Organogenesis Holdings, Inc. (a)	206,224	736,220
QuidelOrtho Corp. (a)	43,754	1,995,182
Sotera Health Co. (a)	58,504	878,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
ZimVie, Inc. (a)	78,364	$1,328,270
		$10,017,199
Metals & Mining – 0.6%
Radius Recycling, Inc.	9,189	$181,575
Ryerson Holding Corp.	57,590	1,818,692
		$2,000,267
Natural Gas - Distribution – 0.6%
Southwest Gas Holdings, Inc.	2,367	$161,311
UGI Corp.	77,900	1,906,992
		$2,068,303
Oil Services – 3.3%
ChampionX Corp.	123,569	$3,838,053
Helmerich & Payne	57,728	2,216,178
NOV, Inc.	186,450	3,151,005
Oil States International, Inc. (a)	17,880	96,373
Select Water Solutions, Inc.	179,811	1,535,586
		$10,837,195
Other Banks & Diversified Financials – 11.8%
Amalgamated Financial Corp.	69,417	$1,602,144
Atlanticus Holdings Corp. (a)	5,664	187,762
Banc of California, Inc.	193,758	2,834,680
Bank of N.T. Butterfield & Son Ltd.	55,146	1,648,314
Bank OZK	4,858	212,780
Cathay General Bancorp, Inc.	97,750	3,817,137
Columbia Banking System, Inc.	159,422	2,885,538
Customers Bancorp, Inc (a)	24,913	1,353,025
East West Bancorp, Inc.	40,458	2,947,770
Enova International, Inc. (a)	2,798	176,973
Equity Bancshares, Inc., “A”	24,332	774,488
Heartland Financial USA, Inc.	4,180	142,120
Navient Corp.	93,286	1,516,830
OFG Bancorp	26,404	956,353
Pacific Premier Bancorp, Inc.	105,098	2,402,540
Preferred Bank	18,203	1,307,886
PROG Holdings, Inc.	52,517	1,621,200
SLM Corp.	204,907	4,268,213
Texas Capital Bancshares, Inc. (a)	61,825	3,626,036
Wintrust Financial Corp.	42,516	4,096,417
		$38,378,206
Pharmaceuticals – 5.8%
ACADIA Pharmaceuticals, Inc. (a)	47,799	$1,110,849
Alkermes PLC (a)	41,905	1,244,159
Amicus Therapeutics, Inc. (a)	98,670	1,264,949
Amneal Pharmaceuticals, Inc. (a)	175,447	968,467
Arcturus Therapeutics Holdings Inc. (a)	32,529	1,260,824
Catalyst Pharmaceuticals, Inc. (a)	60,877	975,858
Coherus BioSciences, Inc. (a)(l)	77,641	177,022
Ionis Pharmaceuticals, Inc. (a)	4,413	199,512
Ironwood Pharmaceuticals, Inc. (a)	77,878	734,390
Kiniksa Pharmaceuticals, “A” (a)	59,709	1,262,248
Kymera Therapeutics, Inc. (a)	30,071	1,284,032
Macrogenics, Inc. (a)	31,908	572,430
Neurocrine Biosciences, Inc. (a)	6,786	884,894
Nurix Therapeutics, Inc. (a)	112,184	1,385,472

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Organon & Co.	186,892	$3,253,790
Ultragenyx Pharmaceutical Inc. (a)	17,182	888,653
Vanda Pharmaceuticals, Inc. (a)	107,849	482,085
Y-mAbs Therapeutics, Inc. (a)	62,831	1,049,278
		$18,998,912
Railroad & Shipping – 0.9%
Teekay Tankers LTD., “A”	52,898	$2,899,868
Real Estate – 6.1%
Brixmor Property Group, Inc., REIT	50,839	$1,149,470
Broadstone Net Lease, Inc., REIT	139,157	2,074,831
Cushman & Wakefield PLC (a)	215,297	2,150,817
Douglas Emmett, Inc., REIT	136,381	1,802,957
Empire State Realty Trust, REIT, “A”	343,345	3,423,150
Phillips Edison & Co., REIT	8,157	291,368
Piedmont Office Realty Trust, Inc., REIT	554,071	3,474,025
STAG Industrial, Inc., REIT	69,286	2,573,282
Tanger, Inc., REIT	102,394	2,949,971
		$19,889,871
Specialty Chemicals – 1.0%
Chemours Co.	126,256	$2,483,456
Tronox Holdings PLC	60,999	896,685
		$3,380,141
Specialty Stores – 2.3%
Aaron's Co., Inc	24,297	$188,302
Builders FirstSource, Inc. (a)	17,344	3,385,202
Carvana Co. (a)	9,898	751,555
Urban Outfitters, Inc. (a)	75,770	3,148,243
Victoria's Secret & Co. (a)	5,203	148,598
		$7,621,900
Telephone Services – 0.4%
EchoStar Corp., “A” (a)	97,682	$1,280,611
Trucking – 1.3%
Saia, Inc. (a)	7,088	$4,078,435
Utilities - Electric Power – 0.7%
Portland General Electric Co.	53,110	$2,133,429
Total Common Stocks		$321,849,940
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.37% (v)	3,466,416	$3,466,416
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j)	350,928	$350,928

Other Assets, Less Liabilities – (0.0)%		(121,780)
Net Assets – 100.0%		$325,545,504
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,466,416 and $322,200,868, respectively.

Portfolio of Investments (unaudited) – continued
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$321,849,940	$—	$—	$321,849,940
Mutual Funds	3,817,344	—	—	3,817,344
Total	$325,667,284	$—	$—	$325,667,284
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,041,188	$38,725,866	$37,301,284	$682	$(36)	$3,466,416
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$101,209	$—